Income Taxes - Tax Effects of Temporary Differences (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Deferred tax assets, current portion:
Deferred revenue			¥ 646
Provision for doubtful debts			8,495
Tax loss carry forward			263
Accrued expenses			2,767
Government subsidies			2,354
Others			1,173
Less: Valuation allowance			171
Current deferred tax assets			15,527
Deferred tax assets, non-current portion:
Deferred revenue	¥ 1,924	$ 296	1,566
Provision for doubtful debts	8,132	1,250
Intangible assets and accrued expense	6,653	1,022	6,560
Equity investment loss	16,160	2,484	10,725
Tax loss carry forward	93,295	14,339	84,824
Share-based compensation	1,056	162	11,206
Government subsidies	1,647	253
Others	758	117	1,145
Less: Valuation allowance	71,983	11,064	41,217
Non-current deferred tax assets	57,642	8,859	74,809
Deferred tax liabilities, non-current portion:
Long-lived assets arising from business acquisitions	5,324	818	54,176
Outside basis difference on investment in VIEs	68,069	10,462	58,262
Non-current deferred tax liabilities	¥ 73,393	$ 11,280	¥ 112,438